Investments (Summary of Gross Unrealized Losses and Fair Value of Investment Securities in a Continuous Loss Position) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	3,575,869	10,062,916
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(10,166)	(85,336)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value	188,132	307,798
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(15,800)	(15,050)
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	3,764,001	10,370,714
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(25,966)	(100,386)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	985,813	1,785,478
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(9,062)	(24,921)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value	3,716	929,135
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(60)	(13,609)
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	989,529	2,714,613
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(9,122)	(38,530)
Total temporarily impaired securities, continuous unrealized loss position, Less than 12 months, Fair value	4,561,682	11,848,394
Total temporarily impaired securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(19,228)	(110,257)
Total temporarily impaired securities, continuous unrealized loss position, 12 months or longer, Fair value	191,848	1,236,933
Total temporarily impaired securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(15,860)	(28,659)
Total temporarily impaired securities, continuous unrealized loss position, Fair value	4,753,530	13,085,327
Total temporarily impaired securities, continuous unrealized loss position, Gross unrealized losses	(35,088)	(138,916)
Debt Securities [Member] | Korean Treasury and Government Agencies [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	920,872	3,950,885
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(3,954)	(29,367)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value	10,991	66,864
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(329)	(1,609)
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	931,863	4,017,749
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(4,283)	(30,976)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	650,651	1,541,618
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(7,190)	(23,354)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value	3,716	721,816
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(60)	(10,900)
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	654,367	2,263,434
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(7,250)	(34,254)
Debt Securities [Member] | Corporate [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	502,477	306,986
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(3,000)	(1,953)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value	74,093	99,433
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(5,922)	(4,294)
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	576,570	406,419
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(8,922)	(6,247)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	90,884	129,196
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(674)	(1,187)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value		29,714
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses		(261)
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	90,884	158,910
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(674)	(1,448)
Debt Securities [Member] | Financial Institutions [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	2,116,284	3,701,037
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(3,041)	(6,147)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value	103,048	141,471
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses	(9,549)	(9,147)
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	2,219,332	3,842,508
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(12,590)	(15,294)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	154,882	112,664
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(594)	(380)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value		177,605
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses		(2,448)
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	154,882	290,269
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(594)	(2,828)
Debt Securities [Member] | Asset-Backed Securities [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value	36,236	1,876,366
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses	(171)	(1,372)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses
Available-for-sale securities, continuous unrealized loss position, Total, Fair value	36,236	1,876,366
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses	(171)	(1,372)
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Fair value	89,396	2,000
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, Gross unrealized losses	(604)
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Fair value
Held-to-maturity securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses
Held-to-maturity securities, continuous unrealized loss position, Total, Fair value	89,396	2,000
Held-to-maturity securities, continuous unrealized loss position, Total, Gross unrealized losses	(604)
Equity Securities [Member]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Fair value		227,642
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Gross unrealized losses		(46,497)
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Fair value		30
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, Gross unrealized losses
Available-for-sale securities, continuous unrealized loss position, Total, Fair value		227,672
Available-for-sale securities, continuous unrealized loss position, Total, Gross unrealized losses		(46,497)